Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 26, 2023
Entity Registrant Name	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001418144
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 26, 2023
Document Effective Date	Jun. 26, 2023
Prospectus Date	Nov. 30, 2022